Note 8 - Patents and Licenses (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of reconciliation of changes in intangible assets and goodwill [text block]
		Customer
	Technology	Relationships	Total

Cost
Balance, January 1, 2015 and 2016	$-	$-	$-
Acquired through the acquisition of DenseLight	-	186,131	186,131
Acquired through the acquisition of BB Photonics	714,000	-	714,000

Balance, December 31, 2016 and 2017	714,000	186,131	900,131

Accumulated Amortization
Balance, January 1, 2015 and 2016	-	-	-
Amortization for the year	-	23,266	23,266

Balance, December 31, 2016	-	23,266	23,266
Amortization for the year	-	37,228	37,228

Balance, December 31, 2017	-	60,494	60,494

Carrying Amounts
At December 31, 2015	$-	$-	$-

At December 31, 2016	$714,000	$162,865	$876,865

At December 31, 2017	$714,000	$125,637	$839,637

Patents and licenses [member]
Statement Line Items [Line Items]
Disclosure of reconciliation of changes in intangible assets and goodwill [text block]
Cost
Balance, January 1, 2015	$327,435
Additions	209,814

Balance, December 31, 2015	537,249
Additions	72,638

Balance, December 31, 2016	609,887
Additions	60,543

Balance, December 31, 2017	670,430

Accumulated Amortization
Balance, January 1, 2015	66,714
Amortization	43,722

Balance, December 31, 2015	110,436
Amortization	49,775

Balance, December 31, 2016	160,211
Amortization	53,969

Balance, December 31, 2017	214,180

Carrying Amounts
At December 31, 2015	$426,813

At December 31, 2016	$449,676

At December 31, 2017	$456,250